Income Taxes - Schedule of Current and Deferred Income Tax (Expense) Recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax (expense) recovery:
Current year	$ (498)	$ (2,679)
Prior year	748	(252)
Total current tax	250	(2,931)
Deferred tax recovery (expense):
Current year	14,845	4,703
Prior year	(805)	(1,371)
Tax total	14,040	3,332
Total deferred tax	$ 14,290	$ 401